SCHEDULE OF RESTRICTED STOCK UNIT (Details) - Restricted share units [member] - Employees directors and service [member] - shares shares in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Number of outstanding, Beginning	2
Number of outstanding, Granted	20	3
Number of outstanding, Vested	(13)	(1)
Number of outstanding, Beginning	9	2